Cover	Jul. 11, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2025
Entity File Number	001-40877
Entity Registrant Name	CERO THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001870404
Entity Tax Identification Number	87-1088814
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Haskins Way
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	407-2376
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CERO
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one two-thousandths of a share of common stock
Title of 12(b) Security	Warrants, each whole warrant exercisable for one two-thousandths of a share of common stock
Trading Symbol	CEROW
Security Exchange Name	NASDAQ